INCOME TAXES (Details)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		16.00%
MEXICO
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		30.00%	30.00%
BRAZIL
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		34.00%
ARGENTINA
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent		35.00%
UNITED STATES
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	[1]	35.00%

[1]	Federal